Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents (Note 3)	$ 8,748,403	$ 8,529,162
Term deposits (Note 4)	27,458,553	29,361,215
Marketable equity securities (Note 5)	2,106,668	1,175,892
Prepaid expense and other	77,028	289,488
Total current assets	38,390,652	39,355,757
Property, plant and equipment, net (Note 6)	380,512	384,390
Total assets	38,771,164	39,740,147
Current Liabilities:
Accounts payable and accrued expenses	1,372,106	713,485
Income tax payable (Note 9)	9,902,822	9,707,779
Severance accrual (Note 8)		743,511
Total current liabilities	11,274,928	11,164,775
Total liabilities	11,274,928	11,164,775
SHAREHOLDERS' EQUITY
Contributed surplus	20,625,372	20,625,372
Stock options (Note 8)	23,708,349	23,661,590
Accumulated deficit	(319,787,790)	(318,392,763)
Total shareholders' equity	27,496,236	28,575,372
Total liabilities and shareholders' equity	$ 38,771,164	$ 39,740,147